Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 26,235	$ 4,670
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income tax expense (benefit)	14,757	2,597
Depreciation, depletion and amortization	51,523	32,478
Impairment expense		206
Non-cash equity and stock-based compensation	2,247	319
Accretion of asset retirement obligations	264	149
Unrealized (gain) loss on derivative financial instruments, net	3,334	27,504
Premiums paid for derivative financial instruments	(1,332)	(491)
Amortization of premiums paid for derivative financial instruments	150	107
Amortization of deferred loan costs	1,060	949
Write-off of deferred loan costs		3,246
Amortization of October Notes premium	(49)
Amortization of other assets	4	5
Loss on disposal of assets		17
(Increase) decrease in accounts receivable	(14,801)	(8,899)
(Increase) decrease in other assets	(6,203)	(856)
Increase (decrease) in accounts payable	27,918	10,673
Increase (decrease) in undistributed revenues and royalties	3,907	3,994
Increase (decrease) in accrued compensation and benefits	(5,698)	(6,020)
Increase (decrease) in other accrued liabilities	(12,319)	5,363
Increase (decrease) in other noncurrent liabilities	405	(23)
Net cash provided by operating activities	91,402	75,988
Capital expenditures:
Oil and natural gas properties	(247,280)	(187,576)
Pipeline and gas gathering assets	(3,859)	(3,424)
Other fixed assets	(1,053)	(1,374)
Proceeds from other fixed asset disposals		14
Net cash used in investing activities	(252,192)	(192,360)
Cash flows from financing activities:
Borrowings on revolving credit facilities	145,000	38,600
Payments on revolving credit facilities		(177,500)
Payments on term loan		(100,000)
Issuance of 2019 Notes		350,000
Payments for loan costs		(10,210)
Net cash provided by financing activities	145,000	100,890
Net increase (decrease) increase in cash and cash equivalents	(15,790)	(15,482)
Cash and cash equivalents, beginning of year	28,002	31,235
Cash and cash equivalents, end of year	12,212	15,753
Cash paid during the period:
Interest, net of $379 and zero, respectively, of capitalized interest	$ 26,726	$ 3,691